Description of Organization and Business Operations	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Breeze Holdings Acquisition Corp. [Member]
Description of Organization and Business Operations [Line Items]
Description of Organization and Business Operations

1. Description of Organization and Business Operations

Breeze Holdings Acquisition Corp. (the “Company” or “Breeze”) is a blank check company incorporated in Delaware on June 11, 2020. The Company was formed for the purpose of effecting a merger, capital stock exchange, asset acquisition, stock purchase, reorganization or similar business combination with one or more businesses (the “Business Combination”).

The Company is an early stage and emerging growth company and, as such, the Company is subject to all of the risks associated with early stage and emerging growth companies.

As of June 30, 2025, the Company had not commenced any operations. All activity through June 30, 2025, relates to the Company’s formation, the Initial Public Offering (“Initial Public Offering”), which is described below, and, after the Initial Public Offering, identifying a target company for a Business Combination. The Company will not generate any operating revenues until after the completion of its initial Business Combination, at the earliest. The Company will generate non-operating income in the form of interest income from the proceeds derived from the Initial Public Offering and from changes in the fair value of its warrant liability.

The registration statement for the Company’s Initial Public Offering was declared effective on November 23, 2020. On November 25, 2020, the Company consummated the Initial Public Offering of 11,500,000 units (the “Units” and, with respect to the shares of common stock included in the Units sold, the “Public Shares”), generating gross proceeds of $115,000,000, which is described in Note 3.

Simultaneously with the closing of the Initial Public Offering, the Company consummated the sale of 5,425,000 warrants (the “Private Placement Warrants”) at a price of $1.00 per Private Placement Warrant in a private placement to Breeze Sponsor, LLC, a Delaware limited liability company (the “Sponsor”) and I-Bankers Securities, Inc, generating gross proceeds of $5,425,000, which is described in Note 4.

Following the closing of the Initial Public Offering on November 25, 2020, an amount of $115,000,000 ($10.00 per Unit) from the net proceeds of the sale of the Units in the Initial Public Offering and $1,725,000 from the sale of the Private Placement Warrants was placed in a trust account (the “Trust Account”) and invested in U.S. government securities, within the meaning set forth in Section 2(a)(16) of the Investment Company Act, with a maturity of 185 days or less or in any open-ended investment company that holds itself out as a money market fund selected by the Company meeting the conditions of Rule 2a-7 of the Investment Company Act of 1940, as amended (the “Investment Company Act”), as determined by the Company, until the earlier of: (i) the completion of a Business Combination or (ii) the distribution of the Trust Account to the Company’s stockholders, as described below. As of June 30, 2025, and December 31, 2024, all funds in the trust account were held in cash in an interest-bearing account.

Transaction costs incurred in connection with the Initial Public Offering amounted to $4,099,907, consisting of $2,300,000 of underwriting fees, $1,322,350 of representative share offering costs, and $477,557 of other offering costs. As of June 30, 2025, cash of $6,312 was held outside of the Trust Account and was available for working capital purposes.

The Company’s management has broad discretion with respect to the specific application of the net proceeds of the Initial Public Offering and the sale of the Private Placement Warrants, although substantially all of the net proceeds are intended to be applied generally toward consummating a Business Combination. There is no assurance that the Company will be able to complete a Business Combination successfully. The Company must complete an initial Business Combination having an aggregate fair market value of at least 80% of the assets held in the Trust Account (excluding the deferred underwriting commissions and taxes payable) at the time of the agreement to enter into the initial Business Combination. The Company will only complete a Business Combination if the post-transaction company owns or acquires 50% or more of the outstanding voting securities of the target or otherwise acquires a controlling interest in the target sufficient for it not to be required to register as an investment company under the Investment Company Act of 1940, as amended (the “Investment Company Act”).

The Company will provide its stockholders with the opportunity to redeem all or a portion of their Public Shares upon the completion of a Business Combination either (i) in connection with a stockholder meeting called to approve the Business Combination or (ii) by means of a tender offer. The decision as to whether the Company will seek stockholder approval of a Business Combination or conduct a tender offer will be made by the Company, solely in its discretion. The stockholders will be entitled to redeem their shares for a pro rata portion of the amount then in the Trust Account (initially $10.15 per share), plus any pro rata interest earned on the funds held in the Trust Account and not previously released to the Company to pay its tax obligations. The per-share amount to be distributed to stockholders who redeem their shares will not be reduced by the deferred underwriting commissions the Company will pay to the underwriters (as discussed in Note 6). There will be no redemption rights upon the completion of a Business Combination with respect to the Company’s warrants.

The Company will proceed with a Business Combination only if the Company has net tangible assets of at least $5,000,001 upon such consummation of a Business Combination unless a stockholder proposal to approve an amendment to the Company’s Amended and Restated Certificate of Incorporation to eliminate the limitation is approved and, if a majority of the outstanding shares voted are voted in favor of the Business Combination. If a stockholder vote is not required and the Company does not decide to hold a stockholder vote for business or other legal reasons, the Company will, pursuant to its Amended and Restated Certificate of Incorporation, conduct the redemptions pursuant to the tender offer rules of the Securities and Exchange Commission (“SEC”) and file tender offer documents containing substantially the same information as would be included in a proxy statement with the SEC prior to completing a Business Combination. If the Company seeks stockholder approval in connection with a Business Combination, the Company’s Sponsor has agreed to vote its Founder Shares (as defined in Note 5) and any Public Shares purchased by it during or after the Initial Public Offering in favor of approving a Business Combination. Additionally, each public stockholder may elect to redeem their Public Shares, regardless of whether they vote for or against a Business Combination.

If the Company seeks stockholder approval of a Business Combination and it does not conduct redemptions pursuant to the tender offer rules, the Company’s Amended and Restated Certificate of Incorporation provides that a public stockholder, together with any affiliate of such stockholder or any other person with whom such stockholder is acting in concert or as a “group” (as defined under Section 13 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”)), will be restricted from seeking redemption rights with respect to 10% or more of the Public Shares, without the Company’s prior written consent.

The Sponsor has agreed (a) to waive its redemption rights with respect to any Founder Shares and Public Shares held by it in connection with the completion of a Business Combination, (b) to waive its liquidation rights with respect to the Founder Shares and (c) not to propose an amendment to the Amended and Restated Certificate of Incorporation (i) to modify the substance or timing of the Company’s obligation to allow redemption in connection with the Company’s initial Business Combination or to redeem 100% of its Public Shares if the Company does not complete a Business Combination or (ii) with respect to any other provision relating to stockholders’ rights or pre-initial business combination activity, unless the Company provides the public stockholders with the opportunity to redeem their Public Shares in conjunction with any such amendment. However, if the Sponsor acquires Public Shares in or after the Initial Public Offering, such Public Shares will be entitled to liquidating distributions from the Trust Account if the Company fails to complete a Business Combination within the approved time period through September 26, 2025, (the “Combination Period”).

The Company held a meeting of its stockholders on March 22, 2023 where the Company’s stockholders approved (i) a proposal to amend the Company’s A&R COI to authorize the Company to extend the date of March 26, 2023, up to six (6) times for an additional one (1) month each time (ultimately until as late as September 26, 2023), and (ii) a proposal to amend the Trust Agreement to authorize the Extension and its implementation by the Company.

The Company held a meeting of its stockholders on September 22, 2023 where the Company’s stockholders approved (i) a proposal to amend the Company’s A&R COI to authorize the Company to extend the date of September 26, 2023, up to nine (9) times for an additional one (1) month each time (ultimately until as late as June 26, 2024), and (ii) a proposal to amend the Trust Agreement to authorize the Extension and its implementation by the Company. On September 27, 2023, October 25, 2023, November 27, 2023, December 27, 2023, January 26, 2024, February 27, 2024, March 26, 2024, May 7, 2024, and June 3, 2024, Breeze executed the thirteenth, fourteenth, fifteenth, sixteenth, seventeenth, eighteenth, nineteenth, twentieth and twenty-first one-month extensions through June 26, 2024.

The Company held a meeting of its stockholders on June 21, 2024 where the Company’s stockholders approved (i) a proposal to amend the Company’s A&R COI to authorize the Company to extend the date of December 26, 2024, up to six (6) times for an additional one (1) month each time (ultimately until as late as December 26, 2024), and (ii) a proposal to amend the Trust Agreement to authorize the Extension and its implementation by the Company. On June 26, 2024, Breeze executed the twenty-second one-month extensions through July 26, 2024. On August 1, 2024, Breeze executed the twenty-third one-month extension through August 26, 2024. If the Company executes all six (6) extensions, up to December 26, 2024 and has not completed a business combination, the Company may hold a meeting of its stockholders to approve (i) a proposal to amend the Company’s A&R COI to authorize the Company an extension for a designated time, and (ii) a proposal to amend the Trust Agreement to authorize the Extension and its implementation by the Company.

On December 23, 2024, the Company held a stockholders’ meeting at which a proposal to approve the extension of time to consummate the closing of a Business Combination Agreement to June 26, 2025, was approved. The stockholders who elected to redeem their shares did so for a pro rata portion of the amount then in the Trust Account ($11.295 per share), plus any pro rata interest earned on the funds held in the Trust Account and not previously released to the Company to pay its tax obligations. On January 2, 2025, $7,353,424 was paid to stockholders in conjunction with the redemptions from our Special Shareholders Meeting held on December 23, 2024, redeeming 621,609 shares of the Company’s common stock, with 3,412,103 shares of common stock remaining outstanding after Redemption; 272,103 of the 3,412,103 shares of common stock remaining outstanding after redemption (the “Public Shares”) are owned by the public stockholders. On January 2, 2025, the Company executed the twenty-seventh and twenty-eighth one-month extensions for the period from November 26, 2024, to January 26, 2025. On March 18, 2025, the Company executed the twenty-ninth, thirtieth and thirty-first one-month extensions for the period from January 26, 2025, to April 26, 2025.

On June 26, 2025, the Company held a stockholders’ meeting at which a proposal to approve the extension of time to consummate the closing of a Business Combination Agreement to September 26, 2025, was approved. The Company, as with all previous extensions, provided its stockholders with the opportunity to redeem all or a portion of their Public Shares at the time of this stockholders’ meeting. The stockholders who elected to redeem their shares did so for a pro rata portion of the amount then in the Trust Account ($11.505 per share), plus any pro rata interest earned on the funds held in the Trust Account and not previously released to the Company to pay its tax obligations. On June 27, 2025, $584,386 was paid to stockholders in conjunction with the redemptions from our Special Shareholders Meeting held on June 26, 2025, redeeming 47,690 shares of the Company’s common stock, with 3,364,413 shares of common stock remaining outstanding after Redemption; 224,413 of the 3,364,413 shares of common stock remaining outstanding after redemption (the “Public Shares”) are owned by the public stockholders. The public stockholders will continue to have the opportunity to redeem all or a portion of their Public Shares upon the completion of an initial business combination at a per-share price, payable in cash, equal to the aggregate amount on deposit in the Trust Account as of two business days prior to the consummation of the initial business combination, including interest (which interest shall be net of taxes payable) divided by the number of then outstanding public shares, subject to the limitations described herein. On June 9, 2025, the Company executed the thirty-second and thirty-third one-month extensions to June 26, 2025, and on June 27, 2025, the Company executed the thirty-fourth one-month extension to July 26, 2025. On August 18, 2025, the Company executed (including accrued interest) the thirty-fifth one-month extension to August 26, 2025.

If the Company is unable to complete a Business Combination within the Combination Period, the Company will (i) cease all operations except for the purpose of winding up, (ii) as promptly as reasonably possible but not more than ten business days thereafter, redeem the Public Shares, at a per-share price, payable in cash, equal to the aggregate amount then on deposit in the Trust Account including interest earned on the funds held in the Trust Account and not previously released to the Company to pay its tax obligations (less up to $100,000 of interest to pay dissolution expenses), divided by the number of then outstanding Public Shares, which redemption will completely extinguish public stockholders’ rights as stockholders (including the right to receive further liquidating distributions, if any), and (iii) as promptly as reasonably possible following such redemption, subject to the approval of the Company’s remaining stockholders and the Company’s board of directors, dissolve and liquidate, subject in each case to the Company’s obligations under Delaware law to provide for claims of creditors and the requirements of other applicable law. There will be no redemption rights or liquidating distributions with respect to the Company’s warrants, which will expire worthless if the Company fails to complete a Business Combination within the Combination Period.

In order to protect the amounts held in the Trust Account, the Sponsor has agreed to be liable to the Company if and to the extent any claims by a third party for services rendered or products sold to the Company, or a prospective target business with which the Company has discussed entering into a transaction agreement, reduce the amount of funds in the Trust Account to below (1) $11.61 per Public Share or (2) the actual amount per Public Share held in the Trust Account as of the date of the liquidation of the Trust Account due to reductions in the value of the trust assets, in each case net of the interest which may be withdrawn to pay our taxes. This liability will not apply with respect to any claims by a third party who executed a waiver of any and all rights to seek access to the Trust Account and will not apply to any claims under the Company’s indemnity of the underwriters of the Initial Public Offering against certain liabilities, including liabilities under the Securities Act of 1933, as amended (the “Securities Act”). Moreover, in the event that an executed waiver is deemed to be unenforceable against a third party, the Sponsor will not be responsible to the extent of any liability for such third-party claims. The Company will seek to reduce the possibility that the Sponsor will have to indemnify the Trust Account due to claims of creditors by endeavoring to have all vendors, service providers (except the Company’s independent registered public accounting firm), prospective target businesses or other entities with which the Company does business, execute agreements with the Company waiving any right, title, interest or claim of any kind in or to monies held in the Trust Account.

On May 24, 2024, the Company received written notice (the “Notice Letter”) from the Panel indicating that the Panel had determined to delist our securities from The Nasdaq Stock Market LLC (“Nasdaq”) and that trading in our securities would be suspended at the open of trading on May 29, 2024, due to our failure to satisfy the terms of the Panel’s Decision. Pursuant to the terms of the Decision, amongst other things, we were required to close our initial business combination, with the new entity demonstrating compliance with the initial listing criteria set forth in Nasdaq Listing Rule 5500 on or before May 28, 2024. On May 24, 2024, we notified the Panel that we would not be able to close our initial business combination by the Panel’s May 28, 2024, deadline. Accordingly, the Panel determined to delist our securities from Nasdaq as set forth in the Notice Letter.

On August 21, 2024, the Company’s common stock, rights and warrants began trading on the OTCQX Best Market. On March 17, 2025, the Company received a notice from OTCQX Market stating that the Company is not in compliance with Section 2 of the Requirements for Continued Qualification of the OTCQX Rules for U.S. Companies (the “OTCQX Rules”). Specifically, the notice referenced a deficiency with respect to the Company’s rights and warrants, trading under the tickers “BRZHR” and “BRZHW” respectively, under Section 1.1(A) of the OTCQX Eligibility Criteria. The Company has 90 days from the date of the notice, or until June 13, 2025, to cure the deficiency. On June 13, 2025, the Company received notice of delisting. On June 16, 2025, the Company’s rights and warrants were moved from OTCQX Best Market to OTCQB, due to our failure to meet one of the penny stock exemptions under Section 1.1(A) of the OTCQX Eligibility Criteria.

On September 24, 2024, Breeze Holdings Acquisition Corp., a Delaware corporation (“Breeze” or “Parent”), entered into a Merger Agreement and Plan of Reorganization (the “Merger Agreement”), by and among (i) Breeze, (ii) a Cayman Islands exempted company and wholly owned subsidiary of Parent named “YD Bio Limited,” (f/k/a True Velocity, Inc., a wholly owned subsidiary of Breeze) which name was changed YD Bio Limited on November 18, 2024, which will enter into a joinder to the Merger Agreement (“Pubco”), (iii) Breeze Merger Sub, Inc., a Delaware corporation and which is a direct, wholly owned subsidiary of Pubco (“Parent Merger Sub”), (iv) a Cayman Islands exempted company which will be a wholly owned subsidiary of Pubco, expected to be named “BH Biopharma Merger Sub Limited,” and once formed, will enter into a joinder to the Merger Agreement (“Company Merger Sub,” with Company Merger Sub and Parent Merger Sub together referred to herein as the “Merger Subs”), and (v) YD Biopharma Limited, a Cayman Islands exempted company (“YD Biopharma”). On May 30, 2025, the Company entered into the amendment no.1 to the Merger Agreement (the Amendment, together with the Merger Agreement and the Joinder, collectively, the Merger Agreement) with the Company, Parent Merger Sub, the Target Company and the Company Merger Sub. In connection with the closing of the business combination between the Pubco, the Company, and YD Biopharma, the Pubco received commitments of $13.2 million in connection with a PIPE financing to be completed concurrently with the closing of the Business Combination (the “PIPE Financing”). YD Biopharma is the operating company of the target. Capitalized terms used herein and not defined shall have the meaning attributed to them in the Merger Agreement.

As of June 23, 2025, Pubco entered into Subscription Agreements with certain investors for the private placement of an aggregate of 1,650,000 shares of Pubco’s ordinary shares, par value $0.0001 per share, at a purchase price of $8.00 per share, for an aggregate purchase price of $13.2 million. This PIPE Financing is contingent upon the successful completion of the Merger Agreement at which time the shares will be issued. The funds raised from this PIPE Financing will be used to support the business combination and related transaction costs.

Going Concern

As of June 30, 2025, the Company had $6,312 in cash held outside of the Trust Account and negative working capital of $10,824,317, excluding prepaid income taxes, prepaid franchise taxes and excise tax payable.

In connection with the Company’s assessment of going concern considerations in accordance with the authoritative guidance in Financial Accounting Standard Board (“FASB”) Accounting Standards Update (“ASU”) Topic 2014-15, “Disclosures of Uncertainties about an Entity’s Ability to Continue as a Going Concern,” management has determined that the Company currently lacks the liquidity it needs to sustain operations for a reasonable period of time, which is considered to be at least one year from the date that the consolidated financial statements are issued.

The Company’s liquidity needs prior to the consummation of the Initial Public Offering were satisfied through proceeds of $25,000 from the sale of the Founder Shares, and a loan of $300,000 under an unsecured and non-interest bearing promissory note (see Note 5). Subsequent to the consummation of the Initial Public Offering, the Company’s liquidity needs have been satisfied from the net proceeds from the private placement held outside of the Trust Account.

The Company has incurred and expects to continue to incur significant costs in pursuit of its acquisition plans. These conditions raise substantial doubt about the Company’s ability to continue as a going concern for a period of time within one year after the date that the financial statements are issued. Management plans to address this uncertainty through a business combination. In addition, in order to finance transaction costs in connection with an intended initial business combination, the Sponsor or an affiliate of the Sponsor, or certain of the Company’s officers and directors may, but are not obligated to, loan the Company funds as may be required. There is no assurance that the Company’s plans to consummate a business combination or obtain Working Capital Loans will be successful or successful within the Combination Period.

The Company has until September 26, 2025, to consummate a business combination, and we intend to do so within this time period.

The Company believes it will need to raise additional funds in order to meet the expenditures required for operating its business. If the Company estimate of the costs of identifying a target business, undertaking in-depth due diligence and negotiating a business combination are less than the actual amount necessary to do so, the Company may have insufficient funds available to operate its business prior to its business combination. Moreover, the Company may need to obtain additional financing either to complete its business combination or because the Company becomes obligated to redeem a significant number of its public shares upon consummation of its business combination, in which case the Company may issue additional securities or incur debt in connection with such business combination. Subject to compliance with applicable securities laws, the Company would only complete such financing simultaneously with the completion of its business combination. If the Company is unable to complete its business combination because the Company does not have sufficient funds available to it, the Company will be forced to cease operations and liquidate the trust account. In addition, following its business combination, if cash on hand is insufficient, the Company may need to obtain additional financing in order to meet its obligations.

The accompanying financial statements have been prepared assuming that the Company will continue as a going concern within one year after the date that the financial statements are available to be issued. The Company’s business plan is dependent on the completion of a business combination and the Company’s cash and working capital as of June 30, 2025, are not sufficient to complete its planned activities. These conditions raise a substantial doubt about the Company’s ability to continue as a going concern. The financial statements do not include any adjustments that might result from the outcome of this uncertainty.

Risks and uncertainties

With rising tensions around the world based on the current conflict between Israel and Hamas and the current conflict between Ukraine and Russia, we may be unable to complete a business combination if concerns related to this and other potential conflicts impact global capital markets, the ability to transfer money, currency exchange rates, cyber attacks and infrastructure including power generation and transmission, communications, and travel. Escalating conflicts could also have an impact on global demands for health care, international trade including vendor supply chains, and energy. In addition, there have been recent threats to infrastructure and equipment including cyber attacks, physical facility destruction and equipment destruction.

Our operations and financial performance may also be subject to significant risks arising from geopolitical tensions, particularly in relation to China, South Korea and Taiwan. As a major global economic power, China’s political policies, trade practices, and regulatory environment may directly impact our business. Additionally, rising political tensions and potential conflicts in the Asia-Pacific region, such as territorial disputes, trade disagreements, or military confrontations, could disrupt supply chains, increase costs, or adversely affect market demand. These risks are compounded by the potential for government interventions, such as trade restrictions, tariffs, sanctions, export controls or blockades, which may affect our ability to operate or source products from Taiwan and/or other affected regions. Moreover, changes in laws and regulations, including those relating to technology, intellectual property, labor practices, and environmental regulations, may also introduce additional uncertainty and operational challenges.

The outcome of these conflicts or their impact cannot be predicted and may have an adverse impact in a material way on our ability to consummate a business combination, or to operate a target business with which we ultimately consummate a business combination.

On August 16, 2022, the Inflation Reduction Act of 2022 (the “Inflation Reduction Act”) was signed into law, which, among other things, imposes a 1% excise tax on the fair market value of stock repurchased by a domestic corporation beginning in 2023, with certain exceptions. Because the Company is a Delaware corporation and its securities were traded on the Nasdaq Stock Market, the Company is a “covered corporation” within the meaning of the Inflation Reduction Act, and while not free from doubt, it is possible that the excise tax will apply to any redemptions of its common stock after December 31, 2022, including redemptions in connection with an initial Business Combination and any amendment to its certificate of incorporation to extend the time to consummate an initial Business Combination, unless an exemption is available. Consequently, the value of an investment in the Company’s securities may decrease as a result of the excise tax. In addition, the excise tax may make a transaction with the Company less appealing to potential Business Combination targets, and thus, potentially hinder the Company’s ability to enter into and consummate an initial Business Combination. Further, the application of the excise tax in the event of a liquidation is uncertain absent further guidance.

On March 29, 2023, the Company redeemed 509,712 shares of its common stock subject to redemption at $10.56 per share for $5.4 million. On September 26, 2023, the Company redeemed 21,208 shares of its common stock subject to redemption at $10.77 per share for approximately $231,000. On June 26, 2024, the Company redeemed 265,564 shares of its common stock subject to redemption at $11.60 per share for approximately $3.1 million. On January 2, 2025, $7,353,424 was paid to stockholders in conjunction with the redemptions from our Special Shareholders Meeting held on December 23, 2024, redeeming 621,609 shares of the Company’s common stock. On June 27, 2025, $584,386 was paid to stockholders in conjunction with the redemptions from our Special Shareholders Meeting held on June 26, 2025, redeeming 47,690 shares of the Company’s common stock. Management evaluated the classification of the stock redemption under Accounting Standards Codification (“ASC”) 450, “Contingencies”. ASC 450 states that when a loss contingency exists the likelihood that the future event(s) will confirm the loss or impairment of an asset or the incurrence of a liability can range from probable to remote. A contingent liability must be reviewed at each reporting period to determine appropriate treatment. Management determined that it should recognize a 1% excise tax on the redemption amount paid. As of June 30, 2025, and December 31, 2024, the Company had an excise tax liability of $166,285 and $160,441, respectively, calculated as 1% of shares redeemed on March 29, 2023, September 26, 2023, June 21, 2024, December 23, 2024, and June 26, 2025. Any reduction to this liability resulting from either a subsequent stock issuance or an event giving rise to an exception that occurs within this tax year, will be recognized in the period (including an interim period) that such stock issuance or event giving rise to an exception occurs.

We may maintain cash balances at third-party financial institutions in excess of the Federal Deposit Insurance Corporation (the “FDIC”) insurance limit. The FDIC took control and was appointed receiver of Silicon Valley Bank and New York Signature Bank on March 10, 2023, and March 12, 2023, respectively. The Company does not have any direct exposure to Silicon Valley Bank or New York Signature Bank. However, if other banks and financial institutions enter receivership or become insolvent in the future in response to financial conditions affecting the banking system and financial markets, our ability to access our existing cash, cash equivalents and investments may be threatened and could have a material adverse effect on our business and financial condition.

Note 1 — Description of Organization and Business Operations

Breeze Holdings Acquisition Corp. (the “Company”) is a blank check company incorporated in Delaware on June 11, 2020. The Company was formed for the purpose of effecting a merger, capital stock exchange, asset acquisition, stock purchase, reorganization or similar business combination with one or more businesses (the “Business Combination”).

The Company is an early stage and emerging growth company and, as such, the Company is subject to all of the risks associated with early stage and emerging growth companies.

As of December 31, 2024, the Company had not commenced any operations. All activity for the period from June 11, 2020 (inception) through December 31, 2024, relate to the Company’s formation, the Initial Public Offering (“Initial Public Offering”), which is described below, and, after the Initial Public Offering, identifying a target company for a Business Combination. The Company will not generate any operating revenues until after the completion of its initial Business Combination, at the earliest. The Company will generate non-operating income in the form of interest income from the proceeds derived from the Initial Public Offering and from changes in the fair value of its warrant liability.

The registration statement for the Company’s Initial Public Offering was declared effective on November 23, 2020. On November 25, 2020, the Company consummated the Initial Public Offering of 11,500,000 units (the “Units” and, with respect to the shares of common stock included in the Units sold, the “Public Shares”), generating gross proceeds of $115,000,000, which is described in Note 3.

Simultaneously with the closing of the Initial Public Offering, the Company consummated the sale of 5,425,000 warrants (the “Private Placement Warrants”) at a price of $1.00 per Private Placement Warrant in a private placement to Breeze Sponsor, LLC, a Delaware limited liability company (the “Sponsor”) and I-Bankers Securities, Inc. (“I-Bankers”), generating gross proceeds of $5,425,000, which is described in Note 4.

Following the closing of the Initial Public Offering on November 25, 2020, an amount of $115,000,000 ($10.00 per Unit) from the net proceeds of the sale of the Units in the Initial Public Offering and $1,725,000 from the sale of the Private Placement Warrants was placed in a trust account (the “Trust Account”) and invested in U.S. government securities, within the meaning set forth in Section 2(a)(16) of the Investment Company Act, with a maturity of 185 days or less or in any open-ended investment company that holds itself out as a money market fund selected by the Company meeting the conditions of Rule 2a-7 of the Investment Company Act of 1940, as amended (the “Investment Company Act”), as determined by the Company, until the earlier of: (i) the completion of a Business Combination or (ii) the distribution of the Trust Account to the Company’s stockholders, as described below. As of December 31, 2024 and 2023 all funds in the trust account were held in cash in an interest-bearing account.

Transaction costs incurred in connection with the Initial Public Offering amounted to $4,099,907, consisting of $2,300,000 of underwriting fees, $1,322,350 of representative share offering costs, and $477,557 of other offering costs. As of December 31, 2024, cash of $101,674 was held outside of the Trust Account and was available for working capital purposes.

The Company’s management has broad discretion with respect to the specific application of the net proceeds of the Initial Public Offering and the sale of the Private Placement Warrants, although substantially all of the net proceeds are intended to be applied generally toward consummating a Business Combination. There is no assurance that the Company will be able to complete a Business Combination successfully. The Company must complete an initial Business Combination having an aggregate fair market value of at least 80% of the assets held in the Trust Account (excluding the deferred underwriting commissions and taxes payable) at the time of the agreement to enter into the initial Business Combination. The Company will only complete a Business Combination if the post-transaction company owns or acquires 50% or more of the outstanding voting securities of the target or otherwise acquires a controlling interest in the target sufficient for it not to be required to register as an investment company under the Investment Company Act of 1940, as amended (the “Investment Company Act”).

The Company will provide its stockholders with the opportunity to redeem all or a portion of their Public Shares upon the completion of a Business Combination either (i) in connection with a stockholder meeting called to approve the Business Combination or (ii) by means of a tender offer. The decision as to whether the Company will seek stockholder approval of a Business Combination or conduct a tender offer will be made by the Company, solely in its discretion. The stockholders will be entitled to redeem their shares for a pro rata portion of the amount then in the Trust Account (initially $10.15 per share), plus any pro rata interest earned on the funds held in the Trust Account and not previously released to the Company to pay its tax obligations. The per-share amount to be distributed to stockholders who redeem their shares will not be reduced by the deferred underwriting commissions the Company will pay to the underwriters (as discussed in Note 6). There will be no redemption rights upon the completion of a Business Combination with respect to the Company’s warrants.

Unless a stockholder proposal to approve amendment to the Company’s Amended and Restated Certificate of Incorporation (“A&R COI”) to eliminate the limitation is approved, the Company will proceed with a Business Combination only if the Company has net tangible assets of at least $5,000,001 upon such consummation of a Business Combination and, if the Company seeks stockholder approval, a majority of the outstanding shares voted are voted in favor of the Business Combination. If a stockholder vote is not required and the Company does not decide to hold a stockholder vote for business or other legal reasons, the Company will, pursuant to its A&R COI, conduct the redemptions pursuant to the tender offer rules of the Securities and Exchange Commission (“SEC”) and file tender offer documents containing substantially the same information as would be included in a proxy statement with the SEC prior to completing a Business Combination. If the Company seeks stockholder approval in connection with a Business Combination, the Company’s Sponsor has agreed to vote its Founder Shares (as defined in Note 5) and any Public Shares purchased by it during or after the Initial Public Offering in favor of approving a Business Combination. Additionally, each public stockholder may elect to redeem their Public Shares, regardless of whether they vote for or against a Business Combination.

If the Company seeks stockholder approval of a Business Combination and it does not conduct redemptions pursuant to the tender offer rules, the Company’s A&R COI provides that a public stockholder, together with any affiliate of such stockholder or any other person with whom such stockholder is acting in concert or as a “group” (as defined under Section 13 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”)), will be restricted from seeking redemption rights with respect to 10% or more of the Public Shares, without the Company’s prior written consent.

The Sponsor has agreed (a) to waive its redemption rights with respect to any Founder Shares and Public Shares held by it in connection with the completion of a Business Combination, (b) to waive its liquidation rights with respect to the Founder Shares and (c) not to propose an amendment to the A&R COI (i) to modify the substance or timing of the Company’s obligation to allow redemption in connection with the Company’s initial Business Combination or to redeem 100% of its Public Shares if the Company does not complete a Business Combination or (ii) with respect to any other provision relating to stockholders’ rights or pre-initial business combination activity, unless the Company provides the public stockholders with the opportunity to redeem their Public Shares in conjunction with any such amendment. However, if the Sponsor acquires Public Shares in or after the Initial Public Offering, such Public Shares will be entitled to liquidating distributions from the Trust Account if the Company fails to complete a Business Combination within the approved time period through June 26, 2025, (the “Combination Period”).

The Company held a meeting of its stockholders on March 22, 2023 where the Company’s stockholders approved (i) a proposal to amend the Company’s A&R COI to authorize the Company to extend the date of March 26, 2023, up to six (6) times for an additional one (1) month each time (ultimately until as late as September 26, 2023), and (ii) a proposal to amend the Trust Agreement to authorize the Extension and its implementation by the Company.

The Company held a meeting of its stockholders on September 22, 2023 where the Company’s stockholders approved (i) a proposal to amend the Company’s A&R COI to authorize the Company to extend the date of September 26, 2023, up to nine (9) times for an additional one (1) month each time (ultimately until as late as June 26, 2024), and (ii) a proposal to amend the Trust Agreement to authorize the Extension and its implementation by the Company. On September 27, 2023 Breeze executed the thirteenth one-month extension through October 26, 2023.

On October 25, 2023, November 27, 2023, December 27, 2023, January 26, 2024, February 27, 2024, March 26, 2024, May 7, 2024 and June 3, 2024 Breeze executed the fourteenth, fifteenth, sixteenth, seventeenth, eighteenth, nineteenth, twentieth and twenty-first one-month extensions through June 26, 2024.

The Company held a meeting of its stockholders on June 21, 2024 where the Company’s stockholders approved (i) a proposal to amend the Company’s A&R COI to authorize the Company to extend the date of June 26, 2024, up to six (6) times for an additional one (1) month each time (ultimately until as late as December 26, 2024), and (ii) a proposal to amend the Trust Agreement to authorize the Extension and its implementation by the Company. For each one-month extension the Company deposited $31,280 ($0.035 per share) into the Trust Account. On June 26, 2024 and August 1, 2024, Breeze executed the twenty-second and twenty-third extensions, and on November 22, 2024, Breeze executed (including accrued interest) the twenty-fourth, twenty-fifth and twenty-sixth one-month extensions for the period from September 26, 2024 through November 26, 2024. On January 2, 2025, the Company executed the twenty-seventh and twenty-eighth one-month extensions for the period from November 26, 2024 to January 26, 2025.

On December 23, 2024, the Company held a meeting of its stockholders where they approved (i) a proposal to amend the Company’s A&R COI to authorize the Company, to extend the date of December 26, 2024, up to six (6) times for an additional one (1) month each time (ultimately until as late as June 26, 2025), and (ii) a proposal to amend the Trust Agreement to authorize the Extension and its implementation by the Company. As of December 31, 2024, the first one-month extension payment of $9,523, has been deposited in the Trust Account. The Company, as with all previous extensions, provided its stockholders with the opportunity to redeem all or a portion of their Public Shares at the time of this stockholders’ meeting. The public stockholders will continue to have the opportunity to redeem all or a portion of their Public Shares upon the completion of an initial business combination at a per share price, payable in cash, equal to the aggregate amount on deposit in the Trust Account as of two business days prior to the consummation of the initial business combination, including interest (which interest shall be net of taxes payable) divided by the number of then outstanding public shares, subject to the limitations described herein.

If the Company executes all six (6) extensions, it will have until June 26, 2025 (unless the Company’s shareholders approve a proposal to amend the A&R COI to permit an extension of up to six additional one-month periods) to complete a Business Combination (the “Combination Period”). If the Company is unable to complete a Business Combination within the Combination Period, the Company will (i) cease all operations except for the purpose of winding up, (ii) as promptly as reasonably possible but not more than ten business days thereafter, redeem the Public Shares, at a per-share price, payable in cash, equal to the aggregate amount then on deposit in the Trust Account including interest earned on the funds held in the Trust Account and not previously released to the Company to pay its tax obligations (less up to $100,000 of interest to pay dissolution expenses), divided by the number of then outstanding Public Shares, which redemption will completely extinguish public stockholders’ rights as stockholders (including the right to receive further liquidating distributions, if any), and (iii) as promptly as reasonably possible following such redemption, subject to the approval of the Company’s remaining stockholders and the Company’s board of directors, dissolve and liquidate, subject in each case to the Company’s obligations under Delaware law to provide for claims of creditors and the requirements of other applicable law. There will be no redemption rights or liquidating distributions with respect to the Company’s warrants, which will expire worthless if the Company fails to complete a Business Combination within the Combination Period.

In order to protect the amounts held in the Trust Account, the Sponsor has agreed to be liable to the Company if and to the extent any claims by a third party for services rendered or products sold to the Company, or a prospective target business with which the Company has discussed entering into a transaction agreement, reduce the amount of funds in the Trust Account to below (1) $11.505 per Public Share or (2) the actual amount per Public Share held in the Trust Account as of the date of the liquidation of the Trust Account due to reductions in the value of the trust assets, in each case net of the interest which may be withdrawn to pay our taxes. This liability will not apply with respect to any claims by a third party who executed a waiver of any and all rights to seek access to the Trust Account and will not apply to any claims under the Company’s indemnity of the underwriters of the Initial Public Offering against certain liabilities, including liabilities under the Securities Act of 1933, as amended (the “Securities Act”). Moreover, in the event that an executed waiver is deemed to be unenforceable against a third party, the Sponsor will not be responsible to the extent of any liability for such third-party claims. The Company will seek to reduce the possibility that the Sponsor will have to indemnify the Trust Account due to claims of creditors by endeavoring to have all vendors, service providers (except the Company’s independent registered public accounting firm), prospective target businesses or other entities with which the Company does business, execute agreements with the Company waiving any right, title, interest or claim of any kind in or to monies held in the Trust Account.

On October 31, 2022, Breeze entered into the Original Merger Agreement, by and among Breeze, BH Velocity Merger Sub, Inc. (“Company Merger Sub”), and TV Ammo, Inc., an advanced technology manufacturing and licensing company focused on revolutionizing the global ammunition and weapons industry through the introduction of its composite-cased ammunition, innovative weapons systems and advanced manufacturing technology (“TV Ammo”). On February 14, 2024, Breeze entered into an Amended and Restated Merger Agreement and Plan of Reorganization (the “A&R Merger Agreement”), by and among Breeze, True Velocity, Inc. (“True Velocity”), Breeze Merger Sub, Inc. (“Parent Merger Sub”), Company Merger Sub, and TV Ammo, which amended and restated the Original Merger Agreement in its entirety.

On August 5, 2024, the A&R Merger Agreement was terminated by written notice from TV Ammo. As a result of the termination, the Company is no longer pursuing a business Combination with TV Ammo.

On September 24, 2024, Breeze Holdings Acquisition Corp., a Delaware corporation (“Breeze” or “Parent”), entered into a Merger Agreement and Plan of Reorganization (the “Merger Agreement”), by and among (i) Breeze, (ii) a Cayman Islands exempted company and wholly-owned subsidiary of Parent named “YD Bio Limited,” (f/k/a True Velocity, Inc., a wholly-owned subsidiary of Breeze) which name was changed to YD Bio Limited on November 18, 2024, which will enter into a joinder to the Merger Agreement (“Pubco”), (iii) Breeze Merger Sub, Inc., a Delaware corporation and which is a direct, wholly-owned subsidiary of Pubco (“Parent Merger Sub”), (iv) a Cayman Islands exempted company which will be a wholly-owned subsidiary of Pubco, expected to be named “BH Biopharma Merger Sub Limited,” and once formed, will enter into a joinder to the Merger Agreement (“Company Merger Sub,” with Company Merger Sub and Parent Merger Sub together referred to herein as the “Merger Subs”), and (v) YD Biopharma Limited, a Cayman Islands exempted company (“YD Biopharma”). YD Biopharma is the operating company of the target. Capitalized terms used herein and not defined shall have the meaning attributed to them in the Merger Agreement.

The Merger Agreement and the transactions contemplated thereby were approved by the boards of directors of each of Breeze and YD Biopharma.

Pursuant to and in accordance with the terms set forth in the Merger Agreement, (a) Parent Merger Sub will merge with and into Breeze, with Breeze continuing as the surviving entity (the “Parent Merger”), as a result of which, (i) Breeze will become a wholly-owned subsidiary of Pubco, and (ii) each issued and outstanding security of Breeze immediately prior to the effective time of the Parent Merger (the “Parent Merger Effective Time”) (other than shares of Breeze common stock that have been redeemed or are owned by Breeze or any of its direct or indirect subsidiaries as treasury shares and any Dissenting Parent Shares (as defined in the Merger Agreement)) shall no longer be outstanding and shall automatically be cancelled in exchange for the issuance to the holder thereof of a substantially equivalent security of Pubco (other than the Parent Rights, which shall be automatically converted into ordinary shares of Pubco), and, (b) immediately following the consummation of the Parent Merger but on the same day, Company Merger Sub will merge with and into YD Biopharma, with YD Biopharma continuing as the surviving entity (the “Company Merger” and, together with the Parent Merger, the “Mergers”), as a result of which, (i) YD Biopharma will become a wholly-owned subsidiary of Pubco, and (ii) each issued and outstanding security of YD Biopharma immediately prior to the effective time of the Company Merger (the “Company Merger Effective Time”) (other than any Cancelled Shares or Dissenting Shares) shall no longer be outstanding and shall automatically be cancelled in exchange for the issuance to the holder thereof of a substantially equivalent security of Pubco. The Mergers and the other transactions contemplated by the Merger Agreement are hereinafter referred to as the “Business Combination.”

The Business Combination is expected to close in April 2025, subject to customary closing conditions, the receipt of certain governmental approvals and the required approval by the stockholders of Breeze and YD Biopharma.

Pursuant to and in accordance with the terms set forth in the Merger Agreement, at the Parent Merger Effective Time, (a) each share of Breeze common stock, par value $0.0001 per share (“Breeze Common Stock”) outstanding immediately prior to the Parent Merger Effective Time that has not been redeemed, is not owned by Breeze or any of its direct or indirect subsidiaries as treasury shares and is not a Dissenting Parent Share will automatically convert into one ordinary share of Pubco (each, a “Pubco Ordinary Share”), (b) each Breeze Warrant shall automatically convert into one warrant to purchase a Pubco Ordinary Share (each, a “Pubco Warrant”) on substantially the same terms and conditions; and (c) each Breeze Right will be automatically converted into the number of Pubco Ordinary Shares that would have been received by the holder of such Breeze Right if it had been converted upon the consummation of a business combination in accordance with Breeze’s organizational documents.

The aggregate consideration to be received by the equity holders of YD Biopharma is based on a pre-transaction equity value of $647,304,110. In accordance with the terms and subject to the conditions of the Merger Agreement, at the Company Merger Effective Time, each issued and outstanding ordinary share of YD Biopharma shall be cancelled and converted into a number of Pubco Ordinary Shares based on that Exchange Ratio described below. The Exchange Ratio will be equal to (i) $647,304,110, divided by (ii) the number of fully-diluted shares of YD Biopharma Common Stock outstanding as of the Closing, further divided by (iii) an assumed value of Pubco Ordinary Shares of 10.00 per share.

The parties have agreed to take actions such that, effective immediately after the closing of the Business Combination, Pubco’s board of directors shall consist of seven directors, consisting of two Breeze designees (at least one of whom shall be an “independent director”), four YD Biopharma designees (at least three of whom shall be “independent directors”). Additionally, certain current YD Biopharma management personnel will become officers of Pubco. To qualify as an “independent director” under the Merger Agreement, a designee shall qualify as “independent” under the rules of the Nasdaq Stock Market.

The Merger Agreement contains representations, warranties and covenants of each of the parties thereto that are customary for transactions of this type, including, among others, covenants providing for (i) certain limitations on the operation of the parties’ respective businesses prior to consummation of the Business Combination, (ii) the parties’ efforts to satisfy conditions to consummation of the Business Combination, including by obtaining any necessary approvals from governmental agencies (including U.S. federal antitrust authorities and under the Hart-Scott-Rodino Antitrust Improvements Act of 1976, as amended (the “HSR Act”)), (iii) prohibitions on the parties soliciting alternative transactions, (iv) Pubco preparing and filing a registration statement on Form F-4 with the Securities and Exchange Commission (the “SEC”) and taking certain other actions to obtain the requisite approval of Breeze’s stockholders to vote in favor of certain matters, including the adoption of the Merger Agreement and approval of the Business Combination, at a special meeting to be called for the approval of such matters, and (v) the protection of, and access to, confidential information of the parties.

The representations, warranties and covenants in the Merger Agreement were made solely for the benefit of the parties to the Merger Agreement and are subject to limitations agreed upon by the contracting parties, including being qualified by confidential disclosures made the parties to the Merger Agreement which are not filed publicly and which are subject to a contractual standard of materiality different from that generally applicable to stockholders and were used for the purpose of allocating risk among the parties rather than establishing matters as facts. Breeze does not believe that these schedules contain information that is material to an investment decision.

In addition, Pubco has agreed to adopt an equity incentive plan, as described in the Merger Agreement.

The obligations of Breeze, Pubco, Parent Merger Sub and Company Merger Sub (the “Breeze Parties”) and YD Biopharma to consummate the Business Combination are subject to certain closing conditions, including, but not limited to, (i) the approval of Breeze’s stockholders, (ii) the approval of YD Biopharma’s stockholders, and (iii) Pubco’s Form F-4 registration statement becoming effective.

In addition, the obligations of the Breeze Parties to consummate the Business Combination are also subject to the fulfillment (or waiver) of other closing conditions, including, but not limited to, (i) the representations and warranties of YD Biopharma being true and correct to the standards applicable to such representations and warranties and each of the covenants of YD Biopharma having been performed or complied with in all material respects, (ii) delivery of certain ancillary agreements required to be executed and delivered in connection with the Business Combination, and (iii) no Material Adverse Effect having occurred.

The obligation of YD Biopharma to consummate the Business Combination is also subject to the fulfillment (or waiver) of other closing conditions, including, but not limited to, (i) the representations and warranties of the Breeze Parties being true and correct to the standards applicable to such representations and warranties and each of the covenants of the Breeze Parties having been performed or complied with in all material respects, and (ii) the shares of Pubco Common Stock issuable in connection with the Business Combination being listed on the Nasdaq Stock Market.

The Merger Agreement may be terminated under certain customary and limited circumstances prior to the Closing of the Business Combination, including, but not limited to, (i) by mutual written consent of Breeze and YD Biopharma, (ii) by Breeze, on the one hand, or YD Biopharma, on the other hand, if there is any breach of the representations, warranties, covenant or agreement of the other party as set forth in the Merger Agreement, in each case, such that certain conditions to closing cannot be satisfied and the breach or breaches of such representations or warranties or the failure to perform such covenant or agreement, as applicable, are not cured or cannot be cured within certain specified time periods, (iii) by either Breeze or YD Biopharma if the Business Combination is not consummated by April 30, 2025 (which date may be extended by mutual agreement of the parties to the Merger Agreement), (iv) by either Breeze or YD Biopharma if a meeting of Breeze’s stockholders is held to vote on proposals relating to the Business Combination and the stockholders do not approve the proposals, and (v) by Breeze if the YD Biopharma stockholders do not approve the Merger Agreement.

Under certain circumstances as described further in the Merger Agreement, if the Merger Agreement is validly terminated by Breeze, YD Biopharma will pay Breeze a fee equal to the actual documented expenses incurred by Breeze in connection with the Business Combination of up to $150,000.

The Merger Agreement contemplates that Breeze, Pubco and YD Biopharma shall use their commercially reasonable efforts to enter into and consummate a subscription with investors related to a private placement of shares in the Company, Breeze and/or Pubco (the “PIPE Investment”).

Concurrently with the execution of the Merger Agreement, Breeze, Pubco, YD Biopharma and the Parent Initial Stockholders (as defined in the Merger Agreement) entered into an Sponsor Support Agreement (the “Sponsor Support Agreement”), pursuant to which, among other things, the Parent Initial Stockholders: (a) agreed to vote all of their shares of Breeze Common Stock in favor of the Parent Proposals, including the adoption of the Merger Agreement and the approval of the Transactions; (b) agreed to vote against any other matter, action, agreement, transaction or proposal that would reasonably be expected to result in (i) a breach of any of the Breeze Parties’ representations, warranties, covenants, agreements or obligations under the Merger Agreement or (ii) any of the mutual or YD Biopharma conditions to the Closing in the Merger Agreement not being satisfied; (c) (i) waived, subject to and conditioned upon the Closing and to the fullest extent permitted by applicable law and the Breeze organizational documents, and (ii) agreed not to assert or perfect, any rights to adjustment or other anti-dilution protections to which such Breeze Initial Stockholder may be entitled in connection with the Mergers or the other Transactions; (d) agreed to take, or cause to be taken, all actions and to do, or cause to be done, all things reasonably necessary under applicable laws to consummate the Mergers and the other Transactions on the terms and subject to the conditions set forth in the Merger Agreement prior to any valid termination of the Merger Agreement; (e) agreed not to transfer or pledge any of their shares of Breeze Common Stock, or enter into any arrangement with respect thereto, after the execution of the Merger Agreement and prior to the Closing Date, subject to certain customary conditions and exceptions; and (f) waived their rights to redeem any of their shares of Breeze Common Stock in connection with the approval of the Parent Proposals.

The foregoing description of the Sponsor Support Agreement is subject to and qualified in its entirety by reference to the full text of the Sponsor Support Agreement, and the terms of which are incorporated herein by reference. Any capitalized terms used in this section entitled “Sponsor Support Agreement” and not otherwise defined herein shall have the meanings assigned to them in the Sponsor Support Agreement.

Concurrently with the execution of the Merger Agreement, Breeze, Pubco, YD Biopharma, and certain shareholders of YD Biopharma representing the requisite votes necessary to approve the Merger Agreement (the “YD Biopharma Equity Holders”) entered into Shareholder Support Agreements (the “Shareholder Support Agreement”), pursuant to which the YD Biopharma Equity Holders: (a) agreed to vote in favor of the adoption of the Merger Agreement and approve the Mergers and the other Transactions to which YD Biopharma is a party; (b) agreed to waive any appraisal or similar rights they may have pursuant to Cayman law with respect to the Mergers and the other Transactions; (d) agreed to vote against any other matter, action, agreement, transaction or proposal that would reasonably be expected to result in (i) a breach of any of YD Biopharma’s representations, warranties, covenants, agreements or obligations under the Merger Agreement or (ii) any of the mutual or the Breeze Parties’ conditions to the Closing in the Merger Agreement not being satisfied; and (e) agreed not to sell, assign, transfer or pledge any of their YD Biopharma ordinary shares (or enter into any arrangement with respect thereto) after the execution of the Merger Agreement and prior to the Closing Date, subject to certain customary conditions and exceptions.

Concurrently with the execution of the Merger Agreement, Breeze, Pubco, YD Biopharma, the Parent Initial Stockholders and certain YD Biopharma Equity Holders entered into a Lock-Up Agreement (the “Lock-Up Agreement”), pursuant to which the Parent Initial Stockholders and such YD Biopharma Equity Holders agreed, among other things, to refrain from selling or transferring their shares of Pubco Common Stock for a period of eight (8) months following the Closing, subject to early release (a) of 10% of their shares of Pubco Common Stock if the daily volume weighted average closing sale price of Pubco Common Stock quoted on the Nasdaq for any 20 trading days within any 30 consecutive trading day period beginning on the four-month anniversary of the Closing exceeds $12.50 per share, (b) of an additional 10% of their shares of Pubco Common Stock if the daily volume weighted average closing sale price of Pubco Common Stock quoted on the Nasdaq for any 20 trading days within any 30 consecutive trading day period beginning on the four-month anniversary of the Closing exceeds $15.00 per share; (c) of all of their shares of Pubco Common Stock upon the occurrence of a Subsequent Transaction; and (d) upon the determination of the Pubco board of directors (including a majority of the independent directors) following the six month anniversary of the Closing Date.

In accordance with the Merger Agreement, within thirty (30) days after the execution of the Merger Agreement, Breeze, the Parent Initial Stockholders, Pubco, and certain YD Biopharma Equity Holders are expected to enter into a registration rights agreement (the “Registration Rights Agreement”), pursuant to which Pubco will, among other things, be obligated to file a registration statement to register the resale of certain securities of Pubco held by the Parent Initial Stockholders and such YD Biopharma Equity Holders. The Registration Rights Agreement will also provide the Parent Initial Stockholders and such YD Biopharma Equity Holders with “piggy-back” registration rights, subject to certain requirements and customary conditions.

Going concern

As of December 31, 2024, the Company had $101,674 in cash held outside of the Trust Account and a working capital deficit of $17,358,530 (excluding prepaid income tax, franchise tax payable and excise tax payable).

In connection with the Company’s assessment of going concern considerations in accordance with the authoritative guidance in Financial Accounting Standard Board (“FASB”) Accounting Standards Update (“ASU”) Topic 2014-15, “Disclosures of Uncertainties about an Entity’s Ability to Continue as a Going Concern,” management has determined that the Company currently lacks the liquidity it needs to sustain operations for a reasonable period of time, which is considered to be at least one year from the date that the consolidated financial statements are issued.

The Company’s liquidity needs prior to the consummation of the Initial Public Offering were satisfied through the proceeds of $25,000 from the sale of the Founder Shares, and a loan of $300,000 under an unsecured and non-interest bearing promissory note (see Note 5). Subsequent to the consummation of the Initial Public Offering, the Company’s liquidity needs have been satisfied from the net proceeds from the private placement held outside of the Trust Account.

The Company has incurred and expects to continue to incur significant costs in pursuit of its acquisition plans. These conditions raise substantial doubt about the Company’s ability to continue as a going concern for a period of time within one year after the date that the financial statements are issued. Management plans to address this uncertainty through a business combination. In addition, in order to finance transaction costs in connection with an intended initial business combination, the Sponsor or an affiliate of the Sponsor, or certain of the Company’s officers and directors may, but are not obligated to, loan the Company funds as may be required. There is no assurance that the Company’s plans to consummate a business combination or obtain loans will be successful or successful within the Combination Period.

The Company has until June 26, 2025 to consummate a business combination, and we intend to do so within this time period.

We believe we will need to raise additional funds in order to meet the expenditures required for operating our business. If our estimate of the costs of identifying a target business, undertaking in-depth due diligence and negotiating a business combination are less than the actual amount necessary to do so, we may have insufficient funds available to operate our business prior to our business combination. Moreover, we may need to obtain additional financing either to complete our business combination or because we become obligated to redeem a significant number of our public shares upon consummation of our business combination, in which case we may issue additional securities or incur debt in connection with such business combination. Subject to compliance with applicable securities laws, we would only complete such financing simultaneously with the completion of our business combination. If we are unable to complete our business combination because we do not have sufficient funds available to us, we will be forced to cease operations and liquidate the trust account. In addition, following our business combination, if cash on hand is insufficient, we may need to obtain additional financing in order to meet our obligations.

The accompanying financial statements have been prepared assuming that the Company will continue as a going concern within one year after the date that the financial statements are available to be issued. The Company’s business plan is dependent on the completion of a business combination and the Company’s cash and working capital as of December 31, 2024 are not sufficient to complete its planned activities. These conditions raise a substantial doubt about the Company’s ability to continue as a going concern. The financial statements do not include any adjustments relating to the recovery of the recorded assets or the classification of the liabilities that might be necessary should we be unable to continue as a going concern.

Risks and uncertainties

With rising tensions around the world based on the current conflict between Israel and Hamas and the current conflict between Ukraine and Russia, we may be unable to complete a business combination if concerns related to this and other potential conflicts impact global capital markets, the ability to transfer money, currency exchange rates, cyber attacks and infrastructure including power generation and transmission, communications, and travel. Escalating conflicts could also have an impact on global demands for health care, international trade including vendor supply chains, and energy. In addition, there have been recent threats to infrastructure and equipment including cyber attacks, physical facility destruction and equipment destruction.

Our operations and financial performance may also be subject to significant risks arising from geopolitical tensions, particularly in relation to China, South Korea and Taiwan. As a major global economic power, China’s political policies, trade practices, and regulatory environment may directly impact our business. Additionally, rising political tensions and potential conflicts in the Asia-Pacific region, such as territorial disputes, trade disagreements, or military confrontations, could disrupt supply chains, increase costs, or adversely affect market demand. These risks are compounded by the potential for government interventions, such as trade restrictions, tariffs, sanctions, export controls or blockades, which may affect our ability to operate or source products from Taiwan and/or other affected regions. Moreover, changes in laws and regulations, including those relating to technology, intellectual property, labor practices, and environmental regulations, may also introduce additional uncertainty and operational challenges.

The outcome of these conflicts or their impact cannot be predicted and may have an adverse impact in a material way on our ability to consummate a business combination, or to operate a target business with which we ultimately consummate a business combination.

On August 16, 2022, the Inflation Reduction Act of 2022 (the “Inflation Reduction Act”) was signed into law, which, among other things, imposes a 1% excise tax on the fair market value of stock repurchased by a domestic corporation beginning in 2023, with certain exceptions. Because the Company is a Delaware corporation and its securities trade on the Nasdaq Stock Market, the Company is a “covered corporation” within the meaning of the Inflation Reduction Act, and while not free from doubt, it is possible that the excise tax will apply to any redemptions of its common stock after December 31, 2022, including redemptions in connection with an initial Business Combination and any amendment to its certificate of incorporation to extend the time to consummate an initial Business Combination, unless an exemption is available. Consequently, the value of an investment in the Company’s securities may decrease as a result of the excise tax. In addition, the excise tax may make a transaction with the Company less appealing to potential Business Combination targets, and thus, potentially hinder the Company’s ability to enter into and consummate an initial Business Combination. Further, the application of the excise tax in the event of a liquidation is uncertain absent further guidance.

On March 29, 2023, the Company redeemed 509,712 shares of its common stock subject to redemption at $10.56 per share for $5.4 million. On September 26, 2023, the Company redeemed 21,208 shares of its common stock subject to redemption at $10.77 per share for approximately $231,000. On June 21, 2024, the Company redeemed 265,564 shares of its common stock subject to redemption at $11.60 per share for approximately $2.9 million. On December 23, 2024, the Company redeemed 621,609 shares of its common stock subject to redemption at $11.83 per share for approximately $7.4 million, which was paid on January 2, 2025. Management evaluated the classification of the stock redemption under Accounting Standards Codification (“ASC”) 450, “Contingencies”. ASC 450 states that when a loss contingency exists the likelihood that the future event(s) will confirm the loss or impairment of an asset or the incurrence of a liability can range from probable to remote. A contingent liability must be reviewed at each reporting period to determine appropriate treatment. Management determined that it should recognize a 1% excise tax on the redemption amount paid. As of December 31, 2024, the Company recorded $160,441 of excise tax liability calculated as 1% of shares redeemed on March 29, 2023, September 26, 2023, June 21, 2024 and December 23, 2024. Any reduction to this liability resulting from either a subsequent stock issuance or an event giving rise to an exception that occurs within this tax year, will be recognized in the period (including an interim period) that such stock issuance or event giving rise to an exception occurs.

We may maintain cash balances at third-party financial institutions in excess of the Federal Deposit Insurance Corporation (the “FDIC”) insurance limit. The FDIC took control and was appointed receiver of Silicon Valley Bank and New York Signature Bank on March 10, 2023 and March 12, 2023, respectively. The Company does not have any direct exposure to Silicon Valley Bank or New York Signature Bank. However, if other banks and financial institutions enter receivership or become insolvent in the future in response to financial conditions affecting the banking system and financial markets, our ability to access our existing cash, cash equivalents and investments may be threatened and could have a material adverse effect on our business and financial condition.